Other liabilities (Details) - SEK (kr) kr in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other Liabilities
Personnel related payable	kr (13,075)	kr (12,253)
Value Added Tax payable	(9,985)	(3,698)
Current tax liability	(7,026)	(3,830)
Other liabilities		(827)
Total other liabilities	kr (30,086)	kr (20,608)